Columbia Tax-Exempt Fund
Summary of the Fund
Investment Objective
Columbia Tax-Exempt Fund (the Fund) seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Tax-Exempt Fund	Class A		Class B		Class C		Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%		none		none		none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Tax-Exempt Fund		Class A	Class B	Class C	Class R4	Class R5	Class Z
Management fees		0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees		0.20%	0.95%	0.95%	none	none	none
Other expenses	[1]	0.20%	0.20%	0.20%	0.20%	0.13%	0.20%
Total annual Fund operating expenses		0.77%	1.52%	1.52%	0.57%	0.50%	0.57%
[1]	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z shares have been restated to reflect current fees paid by the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Tax-Exempt Fund (USD $)	1 year	3 years	5 years	10 years
Class A	550	709	883	1,384
Class B	655	780	1,029	1,610
Class C	255	480	829	1,813
Class R4	58	183	318	714
Class R5	51	160	280	628
Class Z	58	183	318	714

Expense Example, No Redemption Columbia Tax-Exempt Fund (USD $)	1 year	3 years	5 years	10 years
Class A	550	709	883	1,384
Class B	155	480	829	1,610
Class C	155	480	829	1,813
Class R4	58	183	318	714
Class R5	51	160	280	628
Class Z	58	183	318	714

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its total net assets (including the amount of any borrowings for investment purposes) in bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers. The Fund may invest up to 20% of its total net assets in securities the interest on which is subject to federal income tax. The Fund may invest in fixed or variable-rate debt securities. The Fund may invest in bonds of any maturity.

Under normal circumstances, the Fund invests at least 65% of its total assets in tax-exempt bonds that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 35% of its total assets in bonds (not including pre-refunded bonds) that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds"). The Fund will invest no more than 25% of its total assets in bonds that, at the time of purchase, are unrated but determined to be of comparable quality to below investment grade bonds. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the health services sector.

The Fund may invest in derivatives, including inverse floaters and bond futures, for the purposes of enhancing income and managing portfolio duration.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. The value of fixed-income securities may decline if the issuer of the security defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called "high-yield" or "junk") are subject to greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Inverse Floaters Risk. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features that may present greater liquidity risk. Other risks associated with transactions include interest rate risk, credit risk and market risk.

High-Yield Securities Risk. Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund's performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.

Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.

Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities) financial, economic or other condition and prospects.

The Fund's investments in municipal securities may include securities of issuers in the health care sector, which subjects the Fund's investments to the risks associated with that sector, including the risk of regulatory action or policy changes by numerous governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, the investment might not be called as expected, and the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of September 30, 2014: 9.14%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 8.66% Worst 4th Quarter 2010 -5.98%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Average Annual Total Returns Columbia Tax-Exempt Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Nov. 21, 1978	(7.98%)	5.60%	3.64%
Class A returns after taxes on distributions	Nov. 21, 1978	(7.98%)	5.60%	3.64%
Class A returns after taxes on distributions and sale of Fund shares	Nov. 21, 1978	(2.83%)	5.40%	3.79%
Class B	May 05, 1992	(8.77%)	5.50%	3.37%
Class C	Aug. 01, 1997	(4.88%)	6.00%	3.53%
Class R4	Mar. 19, 2013	(3.27%)	6.66%	4.16%
Class R5	Dec. 11, 2013	(3.41%)	6.63%	4.15%
Class Z	Sep. 16, 2005	(3.21%)	6.83%	4.31%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		(2.55%)	5.89%	4.29%